Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 61	$ 1,318	$ 806
Gains on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	(180)	(308)	(646)
Equity-settled compensation expense	865	791	700
Income from associated companies	13	11	(15,337)
Income taxes	551	1,128	1,625
Net financial expense	633	758	863
Other	43	(32)
Total	10,369	10,631	(6,430)
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,006	1,374	1,277
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	263	270	279
Acquisition of assets (right of use assets) through leasing	421	216	295
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	7,008	5,061	4,041
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	106	260	(38)
Intangible assets other than goodwill [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Acquisition of assets (other than through business combinations) by assuming directly related liabilities	$ 0	$ 635	$ 0